Leases (Details) - Schedule of lease payment maturities to the lease liabilities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Lease Payment Maturities To The Lease Liabilities Abstract
Remainder of 2022	$ 925
2023	1,905
2024	810
2025	834
2026	144
Total	4,618
Less: amount of lease payments representing interest	(181)
Less: tenant improvement allowance yet to be received	(534)
Present value of future minimum lease payments	3,903	$ 5,542
Less: current operating lease liabilities (included in other current liabilities)	(1,250)
Long-term operating lease liabilities (including in other long-term liabilities)	$ 2,653